Asset Retirement Obligation Disclosure - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance at January 1	$ 5,759	$ 6,092
Asset retirement obligation	771	850
Settlement of asset retirement obligation	(1,375)	0
Retirement cost revaluation	(1,235)	(1,486)
Accretion expense	217	303
Ending balance at December 31	$ 4,137	$ 5,759